Related Party Transactions (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Sentient [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	36,980,982
Number of common shares beneficially owned, percentage	33.66%
Contemporary Amperex Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	22,944,444
Number of common shares beneficially owned, percentage	20.89%
Former Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm	$ 11,230	$ 35,701